Federated Hermes International Small-Mid Company Fund
A Portfolio of Federated Hermes World Investment Series, Inc.
CLASS A SHARES (TICKER ISCAX)
CLASS C SHARES (TICKER ISCCX)
INSTITUTIONAL SHARES (TICKER ISCIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2024
Effective March 22, 2024, Thomas J. Banks no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Mr. Banks. Dariusz M. Czoch, Portfolio Manager, will continue to manage the Fund.
March 19, 2024

Federated Hermes International Small-Mid Company Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456755 (3/24)
© 2024 Federated Hermes, Inc.